Inventories - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Inventory Disclosure [Abstract]
Capitalized direct labor expense included in work in process	$ 1.4		$ 1.4		$ 1.2
Rental depreciation expense	$ 0.9	$ 0.2	$ 2.4	$ 1.5